INVESTMENTS IN AFFILIATED AND OTHER COMPANY	12 Months Ended
Dec. 31, 2015
INVESTMENTS IN AFFILIATED AND OTHER COMPANY [Abstract]
INVESTMENTS IN AFFILIATED AND OTHER COMPANY

NOTE 4  -           INVESTMENTS IN AFFILIATED AND OTHER COMPANY

A.        Investment in affiliated companies

	US dollars
	December 31,
(in thousands)	2015	2014
Investment in Bringg (see 1 below)	3,082	1,016
IRT (see 2 below)	1,662	-
Other	(39)	-
	4,705	1,016

1.        BRINGG Delivery Technologies Ltd. ("BRINGG") Formerly Overvyoo Ltd

In December 2013, the Company invested $1.4 million in Bringg delivery technologies Ltd. (formerly Overvyoo Ltd.), an Israeli start-up company developing solutions for the management of mobile/field workforce. In January and July, 2015 the Company invested additional amounts of $1.1 million and US$ 2 million, respectively. During November 2015, additional investors which are not related to Ituran, invested in Bringg, which reduced the percentage of our Bringg capital we own. Following such investment, the Company now holds 41.18% of Bringg's share capital. Management has determined that the difference between the cost of the investment and the Company's share in the net assets of the investee relates to in process R&D of the investee.

2.        TURAN ROAD TRACK MONITORAMENTO De Veiculos Ltda. ("IRT")

In February 2015 IRT was established and is held 50% by the company.

In September 2015, one of the largest global road vehicles manufacturers signed a four years agreement (which may be extended by the manufacturer for additional two years) with IRT to offer Ituran's services in the Brazilian market (such as vehicle security, personal safety, remote diagnostic, Web and App application and Concierge). The service was launched through a joint venture with Road Track, called IRT (Ituran Road Track).

As of December 31, 2015, the Company's investment included long-term loans in the amount of US$ 2.3 million. The loan bears an annual interest of Libor plus 3.5%. The maturity of the loan has not been determined.

B.        Investment in other company

  Locationet Systems Ltd. (“Locationet”)

 The Company holds 10.64% of the shares of Locationet.

The balance of the Company's investment in Locationet as of December 31, 2015 and 2014 was US$ 78,000 and US$ 79,000 respectively.